Share-Based Compensation Outstanding and Exercisable Options (Detail)	12 Months Ended
Jun. 30, 2018 $ / shares shares
Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Number of Shares | shares	4,134,156
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Remaining Contractual Term (Years)	5 years 9 months 7 days
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Exercise Price	$ 20.20
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Number of Shares | shares	2,348,032
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Remaining Contractual Term (Years)	4 years 2 months 4 days
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Exercise Price	$ 17.27
$10.04 - $15.38
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower range	10.04
Range of Exercise Prices, Upper range	$ 15.38
$10.04 - $15.38 | Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Number of Shares | shares	902,022
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Remaining Contractual Term (Years)	4 years 2 months 15 days
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Exercise Price	$ 13.25
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Number of Shares | shares	667,878
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Remaining Contractual Term (Years)	3 years 6 months 14 days
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Exercise Price	$ 12.99
$15.47 - $23.50
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower range	15.47
Range of Exercise Prices, Upper range	$ 23.50
$15.47 - $23.50 | Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Number of Shares | shares	2,647,015
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Remaining Contractual Term (Years)	5 years 6 months 29 days
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Exercise Price	$ 19.29
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Number of Shares | shares	1,657,129
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Remaining Contractual Term (Years)	4 years 4 months 24 days
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Exercise Price	$ 18.80
$25.91 - $39.65
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower range	25.91
Range of Exercise Prices, Upper range	$ 39.65
$25.91 - $39.65 | Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Number of Shares | shares	569,559
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Remaining Contractual Term (Years)	9 years
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Exercise Price	$ 34.79
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Number of Shares | shares	23,025
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Remaining Contractual Term (Years)	7 years 1 month 20 days
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Exercise Price	$ 31.23
$41.50 - $45.24
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower range	41.50
Range of Exercise Prices, Upper range	$ 45.24
$41.50 - $45.24 | Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Number of Shares | shares	15,560
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Remaining Contractual Term (Years)	9 years 6 months 18 days
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Exercise Price	$ 42.87